LVIP Macquarie U.S. REIT Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.55%
Real Estate Oper/Develop–0.25%
Alexander & Baldwin, Inc.	49,634	$902,842
		902,842
REIT Apartments–13.67%
American Homes 4 Rent Class A	128,845	4,284,096
AvalonBay Communities, Inc.	52,265	10,096,030
Camden Property Trust	56,437	6,026,343
Equity Residential	125,151	8,101,024
Essex Property Trust, Inc.	27,944	7,479,491
Invitation Homes, Inc.	245,152	7,190,308
Mid-America Apartment Communities, Inc.	38,947	5,442,065
NexPoint Residential Trust, Inc.	15,368	495,157
		49,114,514
REIT Diversified–20.87%
Broadstone Net Lease, Inc.	60,537	1,081,796
Digital Realty Trust, Inc.	79,226	13,696,591
EPR Properties	33,910	1,967,119
Equinix, Inc.	31,822	24,924,263
Gaming & Leisure Properties, Inc.	165,667	7,721,739
Gladstone Commercial Corp.	116,892	1,440,110
InvenTrust Properties Corp.	7,012	200,683
Lamar Advertising Co. Class A	35,876	4,391,940
Outfront Media, Inc.	158,668	2,906,798
VICI Properties, Inc.	509,754	16,623,078
		74,954,117
REIT Health Care–15.58%
Alexandria Real Estate Equities, Inc.	69,228	5,769,461
CareTrust REIT, Inc.	138,745	4,811,677
Healthpeak Properties, Inc.	67,986	1,301,932
Medical Properties Trust, Inc.	137,928	699,295
National Health Investors, Inc.	24,549	1,951,645
Ventas, Inc.	126,090	8,825,039
Welltower, Inc.	183,055	32,609,418
		55,968,467
REIT Hotels–5.52%
Apple Hospitality REIT, Inc.	247,028	2,966,806
Chatham Lodging Trust	171,808	1,152,832
Host Hotels & Resorts, Inc.	333,825	5,681,701
Park Hotels & Resorts, Inc.	145,885	1,616,406
RLJ Lodging Trust	62,094	447,077
Ryman Hospitality Properties, Inc.	60,717	5,439,636
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Hotels (continued)
Sunstone Hotel Investors, Inc.	164,299	$1,539,482
Xenia Hotels & Resorts, Inc.	71,557	981,762
		19,825,702
REIT Manufactured Homes–2.03%
Equity LifeStyle Properties, Inc.	57,021	3,461,175
Sun Communities, Inc.	29,739	3,836,331
		7,297,506
REIT Office Property–2.94%
BXP, Inc.	29,490	2,192,287
COPT Defense Properties	10,155	295,104
Cousins Properties, Inc.	158,501	4,587,019
Orion Properties, Inc.	63,164	170,543
Piedmont Realty Trust, Inc. Class A	284,136	2,557,224
SL Green Realty Corp.	5,240	313,404
Vornado Realty Trust	10,883	441,088
		10,556,669
REIT Regional Malls–5.34%
Simon Property Group, Inc.	102,140	19,168,614
		19,168,614
REIT Shopping Centers–7.10%
Alexander's, Inc.	819	192,047
Brixmor Property Group, Inc.	322,403	8,924,115
Kimco Realty Corp.	329,485	7,199,247
Kite Realty Group Trust	93,967	2,095,464
Phillips Edison & Co., Inc.	23,026	790,483
Regency Centers Corp.	78,371	5,713,246
SITE Centers Corp.	41,743	376,105
Urban Edge Properties	9,796	200,524
		25,491,231
REIT Single Tenant–4.79%
Realty Income Corp.	283,181	17,214,573
		17,214,573
REIT Storage–9.92%
CubeSmart	104,199	4,236,731
Extra Space Storage, Inc.	56,701	7,991,439
Iron Mountain, Inc.	79,790	8,133,793
Public Storage	52,858	15,268,033
		35,629,996
REIT Warehouse/Industry–9.54%
Americold Realty Trust, Inc.	59,000	722,160
Innovative Industrial Properties, Inc.	20,071	1,075,404
Plymouth Industrial REIT, Inc.	77,319	1,726,533
Prologis, Inc.	229,768	26,313,031
LVIP Macquarie U.S. REIT Fund–1

LVIP Macquarie U.S. REIT Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry (continued)
Rexford Industrial Realty, Inc.	86,134	$3,540,969
Terreno Realty Corp.	15,948	905,049
		34,283,146
Total Common Stock (Cost $277,377,635)		350,407,377

MONEY MARKET FUND–2.14%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	7,696,894	7,696,894
Total Money Market Fund (Cost $7,696,894)		7,696,894

TOTAL INVESTMENTS–99.69% (Cost $285,074,529)	$358,104,271
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	1,111,183
NET ASSETS APPLICABLE TO 25,355,199 SHARES OUTSTANDING–100.00%	$359,215,454

Summary of Abbreviations:
REIT–Real Estate Investment Trust
LVIP Macquarie U.S. REIT Fund–2